Profit from Operations - Other Adjusting Items - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Sep. 30, 2019 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses		£ 447.0			£ 874.0	£ 294.0
Litigation expense included in other operating expense		5.3		$ 9.2
Amount used to offset adjusting items included in taxation		14.0
Interest related to adjusting tax payables		11.0			80.0	41.0
Impairment of goodwill		209.0			194.0
Twisp Proprietary Limited
Profit From Operations [Line Items]
Impairment of goodwill	£ 12.0	11.0
Blue Nile Cigarette Company Limited
Profit From Operations [Line Items]
Impairment of goodwill		1.0
Bentoel
Profit From Operations [Line Items]
Impairment of goodwill					172.0
VapeWild
Profit From Operations [Line Items]
Impairment of goodwill					12.0
Highendsmoke
Profit From Operations [Line Items]
Impairment of goodwill					10.0
Engle and Other Litigations Costs
Profit From Operations [Line Items]
Litigation expense included in other operating expense		87.0
Quebec Class Actions
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses					436.0
Excise dispute in Russia
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses					202.0
Russia excise dispute
Profit From Operations [Line Items]
Amount recognised in relation to prior year		40.0
Interest related to adjusting tax payables		10.0			50.0	12.0
Malaysia
Profit From Operations [Line Items]
Impairment of goodwill		197.0
Venezuela
Profit From Operations [Line Items]
Impairment of assets						110.0
Monetary gain related to application of hyperinflationary						45.0
All Litigations
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses		487.0			£ 236.0	£ 178.0
R J Reynolds Tobacco Company | Payment Obligation | Florida
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses		188.0
Litigation expense included in other operating expense | $			$ 241
R J Reynolds Tobacco Company | Payment Obligation | Texas, Minnesota and Mississippi
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses		£ 212.0